MAINLAND CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Total contributions	$ 5.1	$ 5.9	$ 6.2